UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-02739 and 811-10179

Name of Fund:    BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Basic Value Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$4,267,677,290
Total Investments (Cost — $ 3,026,274,447) — 100.0%	4,267,677,290

Liabilities in Excess of Other Assets — (0.0)%	(1,900,535)

Net Assets — 100.0%	$4,265,776,755

Notes to Schedule of Investments

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of September 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $4,267,677,290 and 99%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of September 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments September 30, 2013 (Unaudited)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.1%
The Boeing Co.	191,400	$22,489,500
Honeywell International, Inc.	566,055	47,005,207
Northrop Grumman Corp.	677,123	64,502,737
Raytheon Co.	548,704	42,288,617

		176,286,061
Airlines — 0.4%
Delta Air Lines, Inc.	659,985	15,569,046
Auto Components — 1.8%
Lear Corp.	811,625	58,088,001
TRW Automotive Holdings Corp. (a)	279,674	19,943,553

		78,031,554
Automobiles — 2.1%
Ford Motor Co.	3,195,173	53,902,568
General Motors Co. (a)(b)	1,052,979	37,875,655

		91,778,223
Capital Markets — 1.0%
Morgan Stanley	900,300	24,263,085
State Street Corp.	302,782	19,907,917

		44,171,002
Chemicals — 1.1%
Ashland, Inc.	161,400	14,926,272
LyondellBasell Industries NV, Class A	425,500	31,159,365

		46,085,637
Commercial Banks — 4.6%
Regions Financial Corp.	4,080,614	37,786,486
U.S. Bancorp	1,097,375	40,141,977
Wells Fargo & Co.	2,887,424	119,308,360

		197,236,823
Communications Equipment — 2.4%
Cisco Systems, Inc.	4,431,060	103,775,425
Consumer Finance — 4.0%
Capital One Financial Corp.	1,266,088	87,030,889
Discover Financial Services	1,654,855	83,636,372

		170,667,261
Diversified Financial Services — 9.1%
Citigroup, Inc.	3,621,541	175,680,954
JPMorgan Chase & Co.	3,373,224	174,361,949
The NASDAQ OMX Group, Inc.	1,283,007	41,171,695

		391,214,598
Electric Utilities — 0.5%
Edison International	180,500	8,313,830
FirstEnergy Corp.	78,300	2,854,035
Great Plains Energy, Inc.	425,100	9,437,220
PPL Corp.	100,940	3,066,557

		23,671,642

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	1,640,750	$23,938,543
Energy Equipment & Services — 0.5%
Halliburton Co.	464,294	22,355,756
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	209,700	11,900,475
The Kroger Co.	2,160,675	87,161,629
Walgreen Co.	259,875	13,981,275

		113,043,379
Food Products — 0.4%
Unilever NV - NY Shares	499,795	18,852,267
Gas Utilities — 0.6%
UGI Corp.	713,656	27,925,359
Health Care Equipment & Supplies — 6.9%
Medtronic, Inc.	2,316,606	123,359,269
St. Jude Medical, Inc.	1,625,061	87,168,272
Zimmer Holdings, Inc.	1,091,456	89,652,196

		300,179,737
Health Care Providers & Services — 0.3%
Quest Diagnostics, Inc.	209,100	12,920,289
Household Durables — 1.7%
Garmin Ltd.	461,196	20,841,447
Newell Rubbermaid, Inc.	1,893,102	52,060,305

		72,901,752
Household Products — 2.1%
Energizer Holdings, Inc.	561,839	51,211,625
Kimberly-Clark Corp.	423,827	39,932,980

		91,144,605
Independent Power Producers & Energy Traders — 1.1%
AES Corp.	3,678,100	48,881,949
Industrial Conglomerates — 2.0%
General Electric Co.	3,613,346	86,322,836
Insurance — 12.4%
ACE Ltd.	704,273	65,891,782
Aflac, Inc.	870,303	53,950,083
Genworth Financial, Inc., Class A (a)	2,841,800	36,346,622
Hartford Financial Services Group, Inc.	3,012,423	93,746,604
Lincoln National Corp.	1,359,651	57,091,745
MetLife, Inc.	810,216	38,039,641
PartnerRe Ltd.	193,280	17,692,851
Prudential Financial, Inc.	875,453	68,267,825
The Travelers Cos., Inc.	663,425	56,238,537
Willis Group Holdings PLC	101,979	4,418,750
XL Group PLC	1,375,513	42,393,311

		534,077,751
IT Services — 1.1%
The Western Union Co.	2,618,619	48,863,431

Portfolio Abbreviations
ADR	American Depositary Receipts

2	MASTER BASIC VALUE LLC	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Basic Value LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	779,086	$39,928,158
Machinery — 0.3%
Stanley Black & Decker, Inc.	138,849	12,575,554
Media — 5.1%
Comcast Corp., Special Class A	821,587	35,632,228
The Interpublic Group of Cos., Inc.	1,113,169	19,124,243
Time Warner, Inc.	885,894	58,300,684
Viacom, Inc., Class B	1,268,751	106,042,209

		219,099,364
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co.	131,000	9,598,370
Multiline Retail — 0.9%
Kohl’s Corp.	485,568	25,128,144
Target Corp.	219,571	14,048,153

		39,176,297
Multi-Utilities — 0.3%
Public Service Enterprise Group, Inc.	444,101	14,624,246
Office Electronics — 0.2%
Xerox Corp.	959,000	9,868,110
Oil, Gas & Consumable Fuels — 13.6%
Apache Corp.	340,296	28,972,801
Exxon Mobil Corp.	1,421,044	122,266,626
Gulfport Energy Corp. (a)(b)	613,800	39,491,892
Marathon Oil Corp.	4,110,383	143,370,159
Marathon Petroleum Corp.	737,466	47,433,813
Occidental Petroleum Corp.	50,052	4,681,864
Phillips 66	170,300	9,846,746
Royal Dutch Shell PLC - ADR	330,304	21,694,367
Suncor Energy, Inc.	1,675,400	59,945,812
Total SA - ADR	1,005,940	58,264,045
Valero Energy Corp.	1,535,350	52,432,203

		588,400,328
Pharmaceuticals — 8.6%
AstraZeneca PLC - ADR	1,145,600	59,491,008
Eli Lilly & Co.	1,363,100	68,604,823
Hospira, Inc. (a)	329,391	12,918,715

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Johnson & Johnson	620,100	$53,756,469
Pfizer, Inc.	5,569,225	159,892,450
Teva Pharmaceutical Industries Ltd. - ADR	402,300	15,198,894

		369,862,359
Professional Services — 0.2%
Towers Watson & Co., Class A	77,123	8,249,076
Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc.	300,300	26,216,190
Semiconductors & Semiconductor Equipment — 0.3%
Teradyne, Inc. (a)	685,400	11,322,808
Software — 3.2%
Microsoft Corp.	2,387,401	79,524,327
Oracle Corp.	714,387	23,696,217
Symantec Corp.	1,401,100	34,677,225

		137,897,769
Trading Companies & Distributors — 0.0%
WESCO International, Inc. (a)	18,600	1,423,458
Total Long-Term Investments (Cost — $2,979,455,970) — 97.8%		4,228,137,013

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	88,291,672	88,291,672
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	$75,221	75,220,567
Total Short-Term Securities (Cost — $163,512,239) — 3.8%		163,512,239
Total Investments (Cost — $3,142,968,209*) — 101.6%		4,391,649,252
Liabilities in Excess of Other Assets — (1.6)%		(69,632,334)

Net Assets — 100.0%		$4,322,016,918

Notes to Schedule of Investments

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,188,939,062

Gross unrealized appreciation	$1,209,816,664
Gross unrealized depreciation	(7,106,474)

Net unrealized appreciation	$1,202,710,190

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2013	3

Schedule of Investments (concluded)	Master Basic Value LLC

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2013	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	19,946,821	68,344,851	88,291,672	$7,073
BlackRock Liquidity Series, LLC, Money Market Series	$55,675,507	$19,545,060	$75,220,567	$11,358

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,228,137,013	—	—	$4,228,137,013
Short-Term Securities	88,291,672	$75,220,567	—	163,512,239
Total	$4,316,428,685	$75,220,567	—	$4,391,649,252

[1]    See above Schedule of Investments for values in each industry.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(428,289)	—	$(428,289)
Collateral on securities loaned at value	—	(75,220,567)	—	(75,220,567)
Total	—	$(75,648,856)	—	$(75,648,856)

There were no transfers between levels during the period ended September 30, 2013.

4	MASTER BASIC VALUE LLC	SEPTEMBER 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 25, 2013